Taxation - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 139,413
Remainder of 2025 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	4,270
2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	5,187
2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	16,969
2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	13,151
2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	6,280
2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	5,731
Infinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 87,825